LEASES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of leases [Abstract]
Depreciation	$ 50.1	$ 48.4
Short-term lease, low-value assets, and variable lease payments expenses	16.8	15.4
Net book value of property, plant and equipment leased under operating lease to third parties	$ 76.1	$ 51.8